Share Capital	12 Months Ended
Jun. 30, 2025
Share Capital [Abstract]
Share capital

Note 13. Share capital

	2025 Shares	2024 Shares	2023 Shares	2025 A$	2024 A$	2023 A$
Ordinary shares
Fully paid	233,959,013	227,998,346	227,798,346	88,872,756	88,504,043	88,436,263
	233,959,013	227,998,346	227,798,346	88,872,756	88,504,043	88,436,263

(i)	Movements in ordinary shares:

Details	Number of shares	Total A$
Balance at 30 June 2022	227,798,346	88,436,263
Less: Transaction costs arising on share issues	-	-
Balance at 30 June 2023	227,798,346	88,436,263
Issue at $0.12 on exercise of unlisted options (2024-03-12)	200,000	67,780
Balance at 30 June 2024	227,998,346	88,504,043
Issue of shares on the exercise of performance rights at $0.0 per share (2024-10-07)	1,147,083	83,000
Issue at US$2.1784 pursuant to At The Market facility (2025-01-08)	2,579,760	226,567
Issue at US$2.0971 pursuant to At The Market facility (2025-01-15)	1,801,680	152,300
Issue of shares on the exercise of performance rights at $0.0 per share (2025-04-10)	179,664	13,000
Issue at US$1.8435 pursuant to At The Market facility (2025-05-29)	135,800	9,744
Issue at US$1.8286 pursuant to At The Market facility (2025-06-03)	116,680	8,216
Less: Transaction costs arising on share issues	-	(124,114)
Balance at 30 June 2025	233,959,013	88,872,756

(ii)	Ordinary shares

Ordinary shares entitle the holder to participate in dividends, and to share in the proceeds of winding up the Company in proportion to the number of and amounts paid on the shares held.

On a show of hands every holder of ordinary shares present at a meeting in person or by proxy, is entitled to one vote, and upon a poll each share is entitled to one vote.

Ordinary shares have no par value and the Company does not have a limited amount of authorized capital.

(iii)	Options

Information relating to options, including details of options issued, exercised and lapsed during the financial year and options outstanding at the end of the reporting period, is set out in notes 14 and 17.